Expense Example (Invesco V.I. Small Cap Equity Fund, Series II shares, Invesco V.I. Small Cap Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Small Cap Equity Fund | Series II shares, Invesco V.I. Small Cap Equity Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 134
3 Years	418
5 Years	723
10 Years	$ 1,590